Acquisitions and disposals (Tables)	6 Months Ended
Sep. 30, 2019
Acquisitions and disposals
Schedule of aggregate cash consideration in respect of purchase of interests in subsidiaries, net of cash acquired

	Six months ended 30 September
	2019	2018
	€m	€m
Cash consideration paid
European Liberty Global assets	10,295	—
Other acquisitions during the period	29	69
Net cash acquired	(122)	(7)
	10,202	62

Schedule of provisional purchase price allocation

Fair value
€m
Net assets acquired:
Identifiable intangible assets[1]	5,696
Property, plant and equipment	4,708
Inventory	16
Trade and other receivables	796
Other investments	2
Cash and cash equivalents	109
Current and deferred taxation	(1,910)
Short and long-term borrowings	(9,512)
Trade and other payables	(1,059)
Post employment benefits	(40)
Provisions	(117)
Net identifiable liabilities acquired	(1,311)
Goodwill[2]	11,620
Total consideration[3]	10,309

Notes:

1.	Identifiable intangible assets of €5,696 million consisted of customer relationships of €5,447 million, brand of €71 million and software of €178 million.
2.	The goodwill is attributable to future profits expected to be generated from new customers and the synergies expected to arise after the Group’s acquisition of the businesses.
3.	Transaction costs of €58 million were charged in the Group’s consolidated income statement in the six months ended 30 September 2019.

Schedule of details of disposals

	Six months ended 30 September
	2019	2018
	€m	€m
Goodwill	(243)	—
Other intangible assets	(155)	(6,138)
Property, plant and equipment	(783)	(3,091)
Inventory	(29)	—
Trade and other receivables	(244)	(1,572)
Investments in associates and joint ventures	(4)	—
Other investments	—	(6)
Cash and cash equivalents	—	(751)
Current and deferred taxation	(11)	(2,790)
Short and long-term borrowings	215	7,896
Trade and other payables	261	1,669
Provisions	35	720
Net assets disposed	(958)	(4,063)
Fair value of investment[2]	—	2,467
Net cash proceeds arising from the transaction	2,023	320
Other effects[1]	35	(2,144)
Net gain/(loss) on transaction[2]	1,100	(3,420)

Notes:

1.	Includes €59 million (2018: €2,079 million) of recycled foreign exchange losses.

Comparative figure includes a loss of €603 million related to the re-measurement of the Group’s retained interest in Vodafone India